INCOME TAXES - Cash paid for taxes, net of refunds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Canada federal and provincial, cash paid for taxes, net of refunds	$ 4,589
Income Taxes Paid, Net, Total	149,713	$ 113,911	$ 83,077
United States
INCOME TAXES
Foreign, cash paid for taxes, net of refunds	29,777
China SAR, Hong Kong
INCOME TAXES
Foreign, cash paid for taxes, net of refunds	83,629
Others
INCOME TAXES
Foreign, cash paid for taxes, net of refunds	$ 31,718